SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiary Control
Detailed data reflecting subsidiary control as of December 31, 2020 and 2019 is as follows:

Company	% of shareholding and votes	Country	Closing date	Main activity

Telcosur	99.98	Argentina	December 31	Telecommunication Services
CTG (1)	100.00	Argentina	December 31	Electricity related services

(1)	100% of the shares of this company were acquired on August 8, 2017. At present, it is in the process of being transformed into S.A.U.

Associates
In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2020 and 2019:

Company	% of shareholding and voting	Country	Main activity	Closing date

TGU	49.00	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00	Argentina	Pipeline exploitation and construction	December 31
Link	49.00	Argentina	Pipeline exploitation and construction	December 31

Earnings Per Share
Earnings per share as of December 31, 2020, 2019 and 2018 were calculated as follows:

	2020	2019	2018
Net income attributable to owners of the Company	3,286,190	17,432,945	23,907,988
Average number of outstanding shares (1)	762,371,755	776,121,341	788,405,563
Basic and diluited earnings per share	4.31	22.46	30.32

(1) The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.